Note 20 - Segment Information - Summary of Net Sales to Unaffiliated Customers by Geographic Region (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Net Sales to Unaffiliated Customers	$ 101,096	$ 78,335	$ 60,928
CHINA
Net Sales to Unaffiliated Customers	88,103	70,306	52,233
SINGAPORE
Net Sales to Unaffiliated Customers	2,598	1,216	648
TAIWAN, PROVINCE OF CHINA
Net Sales to Unaffiliated Customers	2,325	2,579	2,016
MY [Member]
Net Sales to Unaffiliated Customers	2,138	1,895	1,287
KOREA, REPUBLIC OF
Net Sales to Unaffiliated Customers	2,109	719	950
PHILIPPINES
Net Sales to Unaffiliated Customers	2,005	333	241
JAPAN
Net Sales to Unaffiliated Customers	1,544	1,189	1,354
UNITED STATES
Net Sales to Unaffiliated Customers	23	22	2,077
Other Countries [Member]
Net Sales to Unaffiliated Customers	$ 251	$ 76	$ 122